Other Operating Income, Net - Other Operating Income Net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of other operating income net [line items]
Other operating income, net	R$ 57,533	R$ 59,360	R$ 198,972
Commercial partnerships [member]
Summary of other operating income net [line items]
Other operating income, net	53,671	52,731	59,761
Merchandising [member]
Summary of other operating income net [line items]
Other operating income, net	52,092	53,870	38,851
Loyalty Program [member]
Summary of other operating income net [line items]
Other operating income, net	25,682	26,419	19,411
Ultracargo fire accident in Santos [member]
Summary of other operating income net [line items]
Other operating income, net	(4,951)	(39,080)	76,443
PIS and COFINS extraordinary credits provisions [member]
Summary of other operating income net [line items]
Other operating income, net	172,087	49,152
PIS and COFINS extraordinary credits recoverable taxes [member]
Summary of other operating income net [line items]
Other operating income, net	35,951
Tcc [member]
Summary of other operating income net [line items]
Other operating income, net		(85,819)
Unrealized acquisition fine [member]
Summary of other operating income net [line items]
Other operating income, net	(286,160)
Others [member]
Summary of other operating income net [line items]
Other operating income, net	R$ 9,161	R$ 2,087	R$ 4,506